Accounts receivable, net - Schedule of accounts receivable, net (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 212,317,679		¥ 203,934,775
Less: allowance for credit loss	(12,573,550)		(15,834,902)	¥ (5,907,369)
Accounts receivable, net	¥ 199,744,129	$ 30,612,127	¥ 188,099,873	¥ 129,464,732